STOCKSNIPS AI POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Apparel Retail - 2.9%
Abercrombie & Fitch Co. - Class A (a)	3,274	$431,480

Application Software - 7.9%
Manhattan Associates, Inc. (a)	2,268	597,300
Pegasystems, Inc.	7,474	593,735
		1,191,035

Biotechnology - 3.5%
United Therapeutics Corp. (a)	1,434	536,273

Broadline Retail - 3.2%
eBay, Inc.	8,483	487,857

Building Products - 4.1%
Trane Technologies PLC	1,682	622,609

Communications Equipment - 7.7%
Arista Networks, Inc. (a)	1,531	591,640
Motorola Solutions, Inc.	1,258	565,282
		1,156,922

Data Processing & Outsourced Services - 3.4%
Broadridge Financial Solutions, Inc.	2,438	514,077

Diversified Financial Services - 3.8%
Voya Financial, Inc.	7,076	568,203

Electronic Components - 3.5%
Amphenol Corp. - Class A	7,925	531,133

Electronic Equipment & Instruments - 2.6%
Badger Meter, Inc.	2,005	401,100

Health Care Services - 5.7%
DaVita, Inc. (a)	2,715	379,584
Quest Diagnostics, Inc.	3,105	480,747
		860,331

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Household Products - 2.8%
Colgate-Palmolive Co.	4,543	$425,725

Human Resource & Employment Services - 3.5%
Paychex, Inc.	3,803	529,872

Independent Power Producers & Energy Traders - 3.9%
TransAlta Corp.	56,693	591,308

Insurance Brokers - 2.9%
Brown & Brown, Inc.	4,173	436,663

Internet Services & Infrastructure - 2.9%
Shopify, Inc. - Class A (a)	5,561	434,926

Personal Care Products - 3.0%
Unilever PLC - ADR	7,429	452,500

Pharmaceuticals - 3.2%
Zoetis, Inc.	2,692	481,276

Property & Casualty Insurance - 8.6%
Assurant, Inc.	2,543	487,493
Kinsale Capital Group, Inc.	928	397,286
Progressive Corp.	1,721	417,911
		1,302,690

Systems Software - 10.5%
Fortinet, Inc. (a)	6,514	512,392
Oracle Corp.	2,593	435,209
ServiceNow, Inc. (a)	684	638,165
		1,585,766

Technology Hardware, Storage & Peripherals - 6.9%
NetApp, Inc.	4,709	542,995
Seagate Technology Holdings PLC	5,003	502,151
		1,045,146

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 3.1%
T-Mobile US, Inc.	2,108	$470,421
TOTAL COMMON STOCKS (Cost $14,380,548)		15,057,313

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.78% (b)	57,008	57,008
TOTAL SHORT-TERM INVESTMENTS (Cost $57,008)		57,008

TOTAL INVESTMENTS - 100.0% (Cost $14,437,556)		$15,114,321
Liabilities in Excess of Other Assets - (0.0%) (c)		(4,002)
TOTAL NET ASSETS - 100.0%		$15,110,319

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

StockSnips AI-Powered Sentiment US All Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$15,057,313	$—	$—	$15,057,313
Money Market Funds	57,008	—	—	57,008
Total Investments	$15,114,321	$—	$—	$15,114,321

Refer to the Schedule of Investments for additional information.

During the fiscal period ended October 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4